Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Risk free rate	0.63%	1.03%	1.96%
Expected years until exercise	5 years 2 months 12 days	5 years	6 years
Expected stock volatility	129.00%	141.00%	143.00%
Dividend yield	0.00%	0.00%	0.00%
Aldagen Inc [Member] | Other Than Employee Stock Option [Member]
Risk free rate			2.70%
Expected years until exercise			6 years 29 days
Expected stock volatility			82.90%
Dividend yield			0.00%
Aldagen Inc [Member] | Employee Stock Option [Member]
Risk free rate			1.53%
Expected years until exercise			6 years 29 days
Expected stock volatility			85.20%
Dividend yield			0.00%